Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to certain information with respect to a portfolio of mortgage assets in connection with the proposed offering of certain classes of FREMF 2022-K748 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2022-K748 and Freddie Mac Structured Pass-Through Certificates, Series K-748.  Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Barclays Capital Inc. and Goldman Sachs & Co. LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 14, 2022, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 26 mortgage loans that are secured by 26 mortgaged properties (the “Mortgage Assets”).
Member of Deloitte Touche Tohmatsu Limited

2

From January 9, 2022 through February 11, 2022, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None - provided by Freddie Mac” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

3

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 15, 2022

Appendix A
Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the “Loan Agreement”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Closing statement (the “Closing Statement”);

Escrow agreement and/or list of escrows held (collectively, the “Escrow Agreement”);

Letter of credit (the “Letter of Credit”);

Servicing report, record and/or provided electronic file (collectively, the “Servicing Report”);

Commitment letter, exhibit A and/or ERLA (collectively, the “Commitment”);

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);

Real estate property appraisal report (the “Appraisal Report”);

United States Postal Service website – www.usps.com (the “USPS”);

Zoning report or zoning summary (collectively, the “Zoning Report”);

Property condition report or physical risk report (collectively, the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Phase II environmental report (the “Phase II Report”);

MSA file report (the “MSA File”);

Seismic report or zoning map (collectively, the “Seismic Report”);

Final investment brief, underwriter’s summary report and/or financial update (collectively, the “Investment Brief”);

Green Assessment Report (the “Green Assessment”);

Property inspection and lease audit (the “Property Inspection and Lease Audit”);

Asset Summary of Mortgage Loan (the “ASR”);

Borrower rent roll (the “Rent Roll”);

Commercial lease (the “Commercial Lease”);

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the “Proof of Insurance”);

Secondary financing document, subordinate promissory note, subordinate loan agreement, subordination agreement and/or modification, renewal and extension agreement (collectively, the “Secondary Financing Document”);

Property management agreement and/or assignment of management agreement (collectively, the “Management Agreement”);

Cash management agreement, lockbox agreements and/or legal summary (collectively, the “Cash Management Agreement”);

Form 1115 (the “Form 1115”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Cross-collateralization agreement (the “Cross-Collateralization Agreement”);

Trustee bid letter (the “Trustee Bid”); and

CRA report (the “CRA Report”).
*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Optigo Lender	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Metropolitan Statistical Area	MSA File
8	Zip Code	Engineering Report, Appraisal Report, USPS
9	Property Type	Appraisal Report
10	Property Sub-Type	Appraisal Report
11	Cut-off Date	None - provided by Freddie Mac
12	Original Principal Balance	Note
13	Cut-off Balance	Refer to calculation procedures below
14	Maturity Balance	Refer to calculation procedures below
15	% of Cut-off Date Pool Balance	Refer to calculation procedures below
16	Note Date	Note
17	Note Rate	Note

	Characteristic	Source Document
18	Rate Type	Note
19	Interest Calculation	Note
20	Monthly Debt Service	Refer to calculation procedures below
21	Monthly Debt Service (IO)	Refer to calculation procedures below
22	First Payment Date	Note
23	Maturity Date	Note
24	Payment Date	Note
25	Late Charge Grace Period (# of days)	Note
26	Amortization Type	Note
27	Original Amortization Term (months)	Refer to calculation procedures below
28	Original Loan Term (months)	Refer to calculation procedures below
29	Remaining Amortization	Refer to calculation procedures below
30	Remaining Term	Refer to calculation procedures below
31	Seasoning as of Cut-off Date	Refer to calculation procedures below
32	Interest Only Term	Refer to calculation procedures below
33	Prepay Provision Description	Note, Loan Agreement
34	Defease To Maturity (Y/N)	Note, Loan Agreement
35	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
36	Appraised Value	Appraisal Report
37	Appraised Value Type	Appraisal Report
38	Appraisal Firm	Appraisal Report
39	Appraisal Date	Appraisal Report
40	Year Built	Engineering Report, Appraisal Report
41	Year Renovated	Engineering Report, Appraisal Report
42	Number of Units	Rent Roll, Appraisal Report
43	Affordable LI Units (<=80% AMI)	CRA Report
44	Affordable LI Units (<=60% AMI)	CRA Report
45	Affordable VLI Units (<=50% AMI)	CRA Report
46	Unit of Measure	Rent Roll, Appraisal Report
47	Cut-off Balance Per Unit	Refer to calculation procedures below
48	# Units - Commercial	Rent Roll, Appraisal Report
49	Elevator (Y/N)	Engineering Report
50	FIRREA Eligible (Y/N)	Appraisal Report
51	Zoning Status	Zoning Report, Appraisal Report
52	Lien Position	Title Policy
53	Fee Simple/Leasehold	Title Policy
54	Ground Lease Rent	Ground Lease
55	Ground Lease Expiration Date	Ground Lease
56	Ground Lease Expiration Date w/ Extensions	Ground Lease
57	LTV at Cutoff	Refer to calculation procedures below
58	LTV at Maturity	Refer to calculation procedures below
59	U/W EGI	Investment Brief, ASR

Characteristic	Source Document
60	U/W Expenses	Investment Brief, ASR
61	U/W NOI	Investment Brief, ASR
62	Underwritten Annual Reserves	Investment Brief, ASR
63	U/W NCF	Investment Brief, ASR
64	U/W DSCR (NCF)	Refer to calculation procedures below
65	U/W IO DSCR (NCF)	Refer to calculation procedures below
66	Most Recent Period Ending	Investment Brief, ASR
67	Most Recent EGI	Investment Brief, ASR
68	Most Recent Expenses	Investment Brief, ASR
69	Most Recent NOI	Investment Brief, ASR
70	Most Recent NCF	Investment Brief, ASR
71	Most Recent DSCR (NCF)	Refer to calculation procedures below
72	2nd Most Recent Period Ending	Investment Brief, ASR
73	2nd Most Recent EGI	Investment Brief, ASR
74	2nd Most Recent Expenses	Investment Brief, ASR
75	2nd Most Recent NOI	Investment Brief, ASR
76	2nd Most Recent NCF	Investment Brief, ASR
77	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
78	3rd Most Recent Period Ending	Investment Brief, ASR
79	3rd Most Recent EGI	Investment Brief, ASR
80	3rd Most Recent Expenses	Investment Brief, ASR
81	3rd Most Recent NOI	Investment Brief, ASR
82	3rd Most Recent NCF	Investment Brief, ASR
83	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
84	Occupancy Rate	Rent Roll/Appraisal Report
85	Occupancy as of Date	Rent Roll
86	Monthly Rent per Unit	Refer to calculation procedures below
87	Tenant Concentration Type	Property Inspection and Lease Audit
88	% of Tenant Concentration	Property Inspection and Lease Audit
89	Non-Compliance Provisions (Y/N)	Loan Agreement
90	Regulatory Agreement (Y/N)	Loan Agreement, Ground Lease, Appraisal Report
91	Condo Ownership (% or N/A)	Loan Agreement
92	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
93	% of GPR from Commercial Rental Income	Refer to calculation procedures below
94	Environmental Firm	Phase I Report
95	Phase I Environmental Report Date	Phase I Report
96	Phase II Recommended (Y/N)	Phase I Report
97	Phase II Performed (Y/N)	Phase II Report
98	Phase II Environmental Report Date	Phase II Report
99	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
100	Engineering Firm	Engineering Report
101	Engineering Report Date	Engineering Report

Characteristic	Source Document
102	Immediate Repairs Cost Estimate	Engineering Report
103	Replacement Reserves Cost Estimate per Year	Engineering Report
104	Seismic Firm	Seismic Report
105	Seismic Report Date	Seismic Report
106	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
107	PML Report Required (Y/N)	Engineering Report, Investment Brief
108	PML (%)	Seismic Report
109	Green Advantage	Loan Agreement, Green Assessment, Investment Brief
110	Tax Reserve - Current Balance ($ or N/A)	Servicing Report
111	Tax Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report
112	Tax Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
113	Insurance Reserve - Current Balance ($ or N/A)	Servicing Report
114	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
115	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
116	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
117	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
118	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
119	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
120	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
121	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
122	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
123	Other Reserve - Current Balance ($ or N/A)	Servicing Report
124	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
125	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
126	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
127	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
128	Springing Reserve Name	Loan Agreement, Escrow Agreement
129	Springing Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement
130	Springing Reserve Description	Loan Agreement, Escrow Agreement
131	Letter of Credit Amount	Letter of Credit, Loan Agreement
132	Letter of Credit Description	Letter of Credit, Loan Agreement
133	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
134	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
135	Environmental Insurance (Y/N)	Proof of Insurance
136	Flood Insurance (Y/N)	Proof of Insurance
137	Windstorm Insurance (Y or N)	Proof of Insurance
138	Earthquake Insurance In Place (Y/N)	Proof of Insurance

Characteristic	Source Document
139	Terrorism Insurance (Y/N)	Proof of Insurance
140	Property Insurance Coverage (Y/N)	Proof of Insurance
141	Liability Insurance Coverage (Y/N)	Proof of Insurance
142	Cash Management (Description or N/A)	Cash Management Agreement
143	Lockbox (Y/N)	Cash Management Agreement
144	Existing Financing In Place (existing) (Y/N)	Secondary Financing Document, Loan Agreement
145	Existing Financing Amount (existing)	Secondary Financing Document, Loan Agreement
146	Existing Financing Description (existing)	Secondary Financing Document, Loan Agreement
147	CDCR (combined DCR)	Refer to calculation procedures below
148	CLTV (combined LTV)	Refer to calculation procedures below
149	Future Mezzanine Debt (Y/N)	Loan Agreement
150	Future Secondary Financing (Y/N)	Loan Agreement
151	Future Secondary Financing Description	Loan Agreement
152	Substitution Permitted (Y/N)	Loan Agreement, DOT
153	Number of Properties per Loan	Loan Agreement, Appraisal Report
154	Collateral Release Price ($ or N/A)	Loan Agreement, DOT
155	Crossed Loans	Loan Agreement, DOT
156	Release (Y or N or N/A)	Loan Agreement, Cross-Collateralization Agreement
157	Release Provisions (Description or N/A)	Loan Agreement, Cross-Collateralization Agreement
158	Loan Purpose	Loan Agreement, Closing Statement
159	Borrowing Entity	Note, Loan Agreement
160	Entity Type	Note, Loan Agreement
161	State of Organization	Note, Loan Agreement
162	Affiliated Borrowers Group Name	Guaranty
163	Borrower Type	Loan Agreement, DOT
164	Tenants In Common (Y/N)	Loan Agreement
165	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
166	Independent Director (Y/N)	Loan Agreement
167	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
168	Assumption Fee	Loan Agreement
169	Recourse(Y/N)	Note, Guaranty
170	Recourse Description	Note, Guaranty
171	Bad Boy Indemnitor / Guarantor	Guaranty
172	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
173	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
174	Fraud Carveout (Y/N)	Note, Guaranty
175	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
176	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
177	Waste Carveout (Y/N)	Note, Guaranty
178	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
179	Management Company	Management Agreement

Characteristic	Source Document
180	Primary Servicing Fee	Commitment
181	Master Servicing Fee	None - provided by Freddie Mac
182	Trustee Fee	Trustee Bid
183	Master Servicing Surveillance Fee	None - provided by Freddie Mac
184	Special Servicing Surveillance Fee	Refer to calculation procedures below
185	CREFC® Royalty Fee	None - provided by Freddie Mac
186	Administration Fee	Refer to calculation procedures below
187	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 13, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Original Principal Balance, the Interest Calculation Method, the Monthly Debt Service, the Note Rate, the Interest Only Term and the Cut-off Date. At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 14, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 15, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 20, (i) for those Mortgage Assets with an Amortization Type of “Interest Only,” if any, we compared the Monthly Debt Service to the Monthly Debt Service (IO) and (ii) for those Mortgage Assets with an Amortization Type of “Partial IO” or “Balloon,” if any, we compared the Monthly Debt Service to the corresponding information set forth on the Note.

With respect to Characteristic 21, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 27, we recomputed the Original Amortization Term (months) by using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only.”

With respect to Characteristic 28, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 29, we recomputed the Remaining Amortization by subtracting the (i) Seasoning as of Cut-off Date from (ii) Original Amortization Term (months).  With respect to those Mortgage Assets with an Amortization Type of “Partial IO,” for purposes of the procedure indicated herein, the Seasoning as of Cut-off Date is reduced by (but to a result not less than zero) the Interest Only Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Interest Only,” if any.

With respect to Characteristic 30, we recomputed the Remaining Term by subtracting the (i) Seasoning as of Cut-off Date from (ii) Original Loan Term (months).

With respect to Characteristic 31, we recomputed the Seasoning as of Cut-off Date by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 32, (i) for those Mortgage Assets with an Amortization Type of “Partial IO,” we recomputed the Interest Only Term by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Mortgage Assets with an Amortization Type of “Interest Only,” if any, we compared the Interest Only Term to the Original Loan Term (months).  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 47, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets.

With respect to Characteristic 57, we recomputed the LTV at Cutoff by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 58, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 64, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 65, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Amortization Type of “Balloon,” if any.

With respect to Characteristic 71, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a Most Recent NCF of “N/A.”

With respect to Characteristic 77, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a 2nd Most Recent NCF of “N/A.”

With respect to Characteristic 83, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by their respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with a a 3rd Most Recent NCF of “N/A.”

With respect to Characteristic 86, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of five dollars or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 93, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) Freddie Mac proforma gross potential rent - residential (as set forth on the Investment Brief or ASR).  This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of “N/A.”

With respect to Characteristic 147, we recomputed the CDCR (combined DCR) by dividing the (i) U/W NCF by (ii) sum of the (a) annualized Monthly Debt Service and (b) annualized existing financing monthly debt service (as set forth on the Secondary Financing Document).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 148, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of “N/A” or with existing financing where regular scheduled payments are only repaid from excess or residual cash flow (as set forth on the Secondary Financing Document).

With respect to Characteristic 184, we recomputed the Special Servicing Surveillance Fee as (i) $75,000 (as stipulated by representatives of Freddie Mac) divided by (ii) the sum of each of the Mortgage Assets’ Cut-off Balance, rounded upwards to the nearest 0.00001% (as stipulated by representatives of Freddie Mac).

With respect to Characteristic 186, we recomputed the Administration Fee as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicing Surveillance Fee, (v) Special Servicing Surveillance Fee and (vi) CREFC® Royalty Fee.

With respect to Characteristic 187, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.